UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01884

Endowments
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - Capital Research and ManagementSM]

Endowments

Investments for nonprofit institutions

Semi-annual report for the six months ended January 31, 2007

EndowmentsSM is managed by Capital Research and Management Company,SM which also manages the 30 American Funds.® The American Funds organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks.

Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/endowments.

Here are returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2006 (the most recent calendar quarter):

	1 year	5 years	10 years
Growth and Income Portfolio
Average annual total return	—	+ 7.93%	+ 0.09%
Cumulative total return	+13.99%	+46.47%	+161.48%

Bond Portfolio
Average annual total return	—	+ 5.92%	+ 6.26%
Cumulative total return	+ 5.09%	+33.33%	+83.46%

The total annual fund operating expense ratios for Growth and Income Portfolio and Bond Portfolio were 0.71% and 0.79%, respectively, as of the most recent fiscal year-end. These figures do not reflect a fee waiver that currently is in effect and which causes the actual expense ratios to be 0.66% and 0.74%, respectively.

The funds’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 and 23 for details.

The return of principal in the Bond Portfolio is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bonds owned by the fund.

Dear shareholders:

We are pleased to report to you at the midpoint of our 2007 fiscal year.

Growth and Income Portfolio

For the six months ended January 31, 2007, the value of an investment in the Growth and Income Portfolio rose 11.4%.* Over the same period, the unmanaged Standard & Poor’s 500 Composite Index gained 13.7% and the Lipper Growth and Income Funds Index rose 12.5%.

There were three factors that contributed to the S&P 500’s substantial gain of almost 14% in the six-month period. First, inflationary pressures eased, driven by a decline in the price of oil from a high of $77 at the start of the period to about $58 at the end. Second, the Federal Reserve did not raise the federal funds rate for the first time in over two years. Third, corporate earnings continued to be very strong, driven by an extremely high level of profit margins.

While the fund’s total return was a bit less than that of the market, its absolute increase was still quite rewarding. Indeed, it is not at all uncommon for the portfolio to lag the market slightly in very strong periods given our objective of mitigating risk. Our return was enhanced by a number of information technology stocks that had strong gains in the first half. We continue to feel positive about prospects for the technology sector, where recent valuations don’t seem to fully reflect future growth potential.

On the other hand, returns were depressed slightly by some of our holdings in the oil and health care industries. Reflecting the decline in the price of the commodity, oil stocks were generally weak in the period. In light of strong results in other areas, the normally steady earnings growth in the health care sector appeared somewhat lackluster.

*All percentage gain/loss figures used throughout this letter include reinvestment of distributions.

Looking ahead, the environment seems generally favorable. Nevertheless, it remains to be seen how long high corporate profit margins and a benign competitive climate can continue. It would not surprise us if the economy began to slow somewhat, reflecting an inverted yield curve and a maturing economic recovery. Should this occur, corporate earnings growth would come under some pressure.

The fund ended the period with 85% in equities and 15% in short-term instruments. This is a small change from where we began the year.

Bond Portfolio

For the six months ended January 31, 2007, the Bond Portfolio posted a total return of 3.9%. Over the same period, the unmanaged Lehman Brothers Aggregate Bond Index gained 3.6%, as did the Lipper Corporate Debt A-Rated Bond Funds Average.

Bond market returns were aided, in part, by a halt in Federal Reserve rate hikes. Since June 2006, the Fed has left the federal funds rate unchanged at 5.25%. With the Fed on the sidelines, intermediate- and long-term bonds rallied during the first four months of the reporting period. By early December, however, the rally cooled, as evidence of sustained economic growth dampened hopes of a Fed rate cut in 2007. Though the market gave back some of its interim gains, bond yields were nonetheless lower at the end of the period than at the start, allowing most sectors to record solid gains.

In this environment, long-term bonds generally produced stronger returns than did short- and intermediate-term bonds. In the investment-grade universe, which is where the Bond Portfolio invests, lower rated bonds delivered higher returns than did the highest rated debt.

The fund’s results were helped by its corporate debt holdings, which totaled about 46% of portfolio assets. Within this sector, our holdings in automobiles and airlines proved especially beneficial, as did our exposure to financials, which accounted for about half of our corporate holdings. In addition, holdings of finance-related preferred securities helped to boost returns for the period. Over the past year, the fund has increased its exposure to newer varieties of these securities.

Mortgage- and asset-backed obligations totaled about 25% of portfolio assets, a slightly higher weighting than at the start of the period. Returns for these securities were in line with the market average, though longer maturity bonds generally delivered better results. This was also the case for U.S. Treasuries and government agency obligations, which totaled about 13% of assets.

Finally, the Bond Portfolio has maintained a slightly shorter duration in light of ongoing interest rate concerns. At the end of the period, the fund held 96% of assets in fixed-income securities (bonds and preferred securities) with maturities longer than one year — a slight increase from our last report. The remainder was held in interest-bearing cash equivalents.

We look forward to reporting to you again at the close of this fiscal year.

Cordially,

/s/ Robert G. O’Donnell
Robert G. O’Donnell
Vice Chairman of the Board
and Principal Executive Officer

/s/ John H. Smet
John H. Smet
President

February 26, 2007

Bond Portfolio’s 30-day yield as of February 28, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 5.04% (4.99% without the fee waiver).

For current information about the fund, visit americanfunds.com/endowments.

Summary investment portfolio

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the back cover.

Growth and Income Portfolio, January 31, 2007

unaudited
[begin pie chart]
Industry sector diversification

Information technology	18.11%
Consumer staples	13.71
Health care	11.49
Financials	10.29
Consumer discretionary	9.09
Energy	9.08
Industrials	8.04
Materials	2.66
Telecommunication services	1.78
Miscellaneous	0.12
Convertible securities	0.70
Short-term securities & other assets less liabilities	14.93
[end pie chart]

			Percent
		Market	of net
Common stocks - 84.37%	Shares	value	assets

Information technology - 18.11%
Microsoft Corp.	186,000	$5,739,960	5.01%
Oracle Corp. (1)	147,000	2,522,520	2.20
Cisco Systems, Inc. (1)	68,000	1,808,120	1.58
Nokia Corp. (ADR)	78,000	1,723,800	1.50
Intel Corp.	80,000	1,676,800	1.46
International Business Machines Corp.	13,000	1,288,950	1.12
Motorola, Inc.	62,000	1,230,700	1.07
QUALCOMM Inc.	30,000	1,129,800.99
Other securities		3,636,920	3.18
		20,757,570	18.11

Consumer staples - 13.71%
Wal-Mart Stores, Inc.	73,000	3,481,370	3.04
Altria Group, Inc.	35,000	3,058,650	2.67
PepsiCo, Inc.	32,000	2,087,680	1.82
Walgreen Co.	30,000	1,359,000	1.19
Bunge Ltd.	14,000	1,077,300.94
L'Oréal SA (2)	10,000	1,054,984.92
Coca-Cola Co.	20,000	957,600.83
Other securities		2,640,515	2.30
		15,717,099	13.71

Health care - 11.49%
Medtronic, Inc.	48,000	2,565,600	2.24
Eli Lilly and Co.	29,000	1,569,480	1.37
Roche Holding AG (2)	8,000	1,505,364	1.31
Pfizer Inc	52,000	1,364,480	1.19
Novo Nordisk A/S, Class B (2)	15,000	1,288,793	1.12
Merck & Co., Inc.	25,000	1,118,750.98
Johnson & Johnson	14,000	935,200.82
Other securities		2,817,883	2.46
		13,165,550	11.49

Financials - 10.29%
Berkshire Hathaway Inc., Class A (1)	20	2,201,000	1.92
Wells Fargo & Co.	60,000	2,155,200	1.88
Citigroup Inc.	20,000	1,102,600.96
Bank of America Corp.	20,000	1,051,600.92
American International Group, Inc.	15,000	1,026,750.90
Wachovia Corp.	15,000	847,500.74
Fannie Mae	14,000	791,420.69
SunTrust Banks, Inc.	8,000	664,800.58
Other securities		1,947,980	1.70
		11,788,850	10.29

Consumer discretionary - 9.09%
Target Corp.	30,000	1,840,800	1.61
Lowe's Companies, Inc.	54,000	1,820,340	1.59
Time Warner Inc.	80,000	1,749,600	1.53
Walt Disney Co.	30,000	1,055,100.92
Other securities		3,956,061	3.44
		10,421,901	9.09

Energy - 9.08%
Exxon Mobil Corp.	48,000	3,556,800	3.10
Chevron Corp.	32,000	2,332,160	2.03
Royal Dutch Shell PLC, Class A (ADR)	33,000	2,252,250	1.97
Schlumberger Ltd.	20,000	1,269,800	1.11
ConocoPhillips	15,000	996,150.87
		10,407,160	9.08

Industrials - 8.04%
General Electric Co.	53,000	1,910,650	1.67
Lockheed Martin Corp.	18,000	1,749,420	1.53
United Parcel Service, Inc., Class B	18,000	1,301,040	1.14
Caterpillar Inc.	20,000	1,281,400	1.12
Avery Dennison Corp.	15,000	1,025,400.89
Other securities		1,943,360	1.69
		9,211,270	8.04

Materials - 2.66%
Air Products and Chemicals, Inc.	13,000	970,580.85
Other securities		2,083,400	1.81
		3,053,980	2.66

Telecommunication services - 1.78%
Other securities		2,042,125	1.78

Miscellaneous - 0.12%
Other common stocks in initial period of acquisition		134,295.12

Total common stocks (cost: $75,919,326)		96,699,800	84.37

			Percent
		Market	of net
Convertible securities - 0.70%		value	assets

Information technology - 0.70%
Other securities		804,000.70

Total convertible securities (cost: $819,630)		804,000.70

	Principal		Percent
	amount	Market	of net
Short-term securities - 14.26%	(000)	value	assets

Federal Home Loan Bank 5.13% due 3/23/2007	$2,900	2,877,889	2.51
CAFCO, LLC 5.23% due 2/26/2007 (3)	2,000	1,992,470	1.74
Colgate-Palmolive Co. 5.20% due 2/2/2007 (3)	1,700	1,699,508	1.48
Three Pillars Funding, LLC 5.28% due 2/1/2007 (3)	1,600	1,599,765	1.40
Johnson & Johnson 5.18% due 3/6/2007 (3)	1,600	1,592,172	1.39
Procter & Gamble International Funding S.C.A. 5.23% due 2/8/2007 (3)	1,500	1,498,254	1.31
Variable Funding Capital Corp. 5.255% due 2/16/2007 (3)	1,100	1,097,430.96
Atlantic Industries 5.23% due 2/28/2007 (3)	1,100	1,095,636.96
Emerson Electric Co. 5.21% due 2/6/2007 (3)	1,000	999,130.87
Harley-Davidson Funding Corp. 5.25% due 2/14/2007 (3)	1,000	997,953.87
Fannie Mae 5.145% due 3/14/2007	893	887,409.77

Total short-term securities (cost: $16,338,660)		16,337,616	14.26

Total investment securities (cost: $93,077,616)		113,841,416	99.33
Other assets less liabilities		764,676.67

Net assets		$114,606,092	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $5,722,310.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. In practice, restricted securities in this fund are typically as liquid as unrestricted securities. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $12,572,318, which represented 10.97% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Summary investment portfolio

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the back cover.

Bond Portfolio, January 31, 2007
unaudited

[begin pie chart]
Holdings by investment type

Financials	23.37%
Consumer discretionary	4.95
Industrials	4.49
Telecommunication services	4.37
Utilities	3.75
Materials	1.60
Energy	1.39
Health care	0.78
Information technology	0.63
Consumer staples	0.46
Mortgage- and asset-backed obligations	25.26
U.S. government & government agency bonds & notes	13.07
Municipals	1.63
Non-U.S. government bonds & notes	0.41
Preferred securities	9.93
Short-term securities & other assets less liabilities	3.91
[end pie chart]

	Principal		Percent
	amount	Market	of net
Bonds & notes - 86.16%	(000)	value	assets

Corporate bonds & notes - 45.79%

Financials - 23.37%
General Motors Acceptance Corp.:
7.25% 2011	$455	$468,461
7.569% 2014 (1)	250	263,287
Residential Capital Corp.:
6.46% 2009 (1)	470	474,173
6.375% 2010	250	252,278	2.43%
Washington Mutual, Inc. 5.665% 2012 (1)	650	652,134
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (1) (2)	400	394,658	2.25
Washington Mutual Preferred Funding II Ltd. 6.665% (undated) (1) (2)	300	304,914
Ford Motor Credit Co.:
7.875% 2010	650	660,025
7.375% 2009	150	151,042	1.35
ILFC E-Capital Trust II 6.25% 2065 (1) (2)	255	260,037
American General Finance Corp., Series I, 5.40% 2015	250	246,679
AIG SunAmerica Global Financing VII 5.85% 2008 (2)	125	125,802	1.05
Hospitality Properties Trust:
6.30% 2016	400	407,002
6.75% 2013	215	223,949	1.05
Development Bank of Singapore Ltd. 7.875% 2009 (2)	250	264,788
DBS Bank Ltd. 5.97% 2021 (1) (2)	250	257,258.87
Lincoln National Corp. 7.00% 2066 (1)	485	513,804.86
Standard Chartered PLC 6.409% (undated) (2)	500	492,751.82
TuranAlem Finance BV 8.50% 2015 (2)	400	409,000.68
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1) (2)	375	379,940.63
Resona Bank, Ltd. 5.85% (undated) (1) (2)	375	365,161.61
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027	345	357,849.60
Abbey National PLC 6.70% (undated) (1)	250	253,353
Santander Issuances, SA Unipersonal 5.805% 2016 (1) (2)	100	100,497.59
Other securities		5,741,240	9.58
		14,020,082	23.37

Consumer discretionary - 4.95%
DaimlerChrysler North America Holding Corp. 8.00% 2010	600	641,750	1.07
Federated Retail Holdings, Inc. 5.90% 2016	300	299,416.50
Other securities		2,028,864	3.38
		2,970,030	4.95

Industrials - 4.49%
Continental Airlines, Inc.:
Series 2001-1, Class A-2, 6.503% 2011 (3)	385	396,309
Series 2000-2, Class A-1, 7.707% 2022 (3)	186	203,779	1.00
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013 (2) (3)	332	346,552.58
Other securities		1,748,309	2.91
		2,694,949	4.49

Telecommunication services - 4.37%
AT&T Wireless Services, Inc.:
8.125% 2012	500	560,350
7.875% 2011	100	108,770
SBC Communications Inc. 5.625%-6.25% 2011-2016	400	407,517
BellSouth Corp. 6.55% 2034	100	102,307	1.96
Nextel Communications, Inc.:
6.875% 2013	500	507,491
7.375% 2015	150	153,874	1.10
Other securities		783,835	1.31
		2,624,144	4.37

Utilities - 3.75%
Homer City Funding LLC 8.734% 2026 (3)	293	338,337.56
Other securities		1,912,315	3.19
		2,250,652	3.75

Materials - 1.60%
Norske Skogindustrier ASA 7.625% 2011 (2)	500	527,553.88
Alcoa Inc. 5.55% 2017	300	298,741.50
Other securities		135,715.22
		962,009	1.60

Energy - 1.39%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014 (2) (3)	300	299,310.50
Other securities		532,989.89
		832,299	1.39

Health care - 0.78%
Other securities		470,212.78

Information technology - 0.63%
Other securities		375,200.63

Consumer staples - 0.46%
Other securities		276,136.46

Mortgage- and asset-backed obligations (3) - 25.26%
Freddie Mac:
6.00% 2036	585	587,290
0%-8.75% 2008-2036	1,015	954,637	2.57
Fannie Mae:
7.30% 2010	500	531,479
5.50% 2036	433	426,135
6.00%-12.049% 2011-2041 (1)	405	422,807	2.30
Wells Fargo Mortgage-backed Securities Trust:
5.00% 2019	607	589,817
5.25%-5.697% 2033-2036	412	407,104	1.66
SBA CMBS Trust:
6.219% 2035 (2)	320	323,373
5.314%-5.852% 2036 (2)	500	497,716	1.37
ARG Funding Corp.:
Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009 (2)	500	495,517
Series 2005-1, Class A-3, MBIA insured, 4.29% 2011 (2)	250	242,884	1.23
Countrywide Alternative Loan Trust 5.50%-6.00% 2035-2036 (1)	713	707,444	1.18
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.647% 2036 (1)	465	462,343.77
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	379	383,080.64
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	343	347,357.58
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (2)	325	322,006.54
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.313% 2034 (1)	319	312,267.52
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)	281	305,129.51
Other securities		6,837,576	11.39
		15,155,961	25.26

U.S. government & government agency bonds & notes - 13.07%
U.S. Treasury:
4.50% 2011	750	739,627
4.25% 2013	2,950	2,858,727
12.50% 2014	1,200	1,415,808
11.25% 2015	800	1,138,624
4.50% 2036	1,275	1,191,921	12.24
Fannie Mae 5.25% 2007	500	499,820.83
		7,844,527	13.07

Municipals - 1.63%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	325	362,667.61
Other securities		616,688	1.02
		979,355	1.63

Non-U.S. government bonds & notes - 0.41%
Other securities		245,520.41

Total bonds & notes (cost: $51,257,489)		51,701,076	86.16

			Percent
		Market	of net
Preferred securities - 9.93%	Shares	value	assets

Financials - 9.93%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (1) (2)	375,000	380,995
BNP Paribas 5.186% noncumulative (1) (2)	300,000	287,121
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (1) (2)	150,000	166,840	1.39
Fannie Mae, Series O, 7.00% (1) (2)	15,000	804,375	1.34
Banco Santander Central Hispano, SA 6.80% (2) (4)	10,000	256,000
Banco Santander Central Hispano, SA 6.50% (2) (4)	10,000	252,188.85
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (1)	450,000	453,099.75
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred (1) (2)	400,000	448,354.75
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1) (2)	360,000	379,908.63
Deutsche Bank Capital Funding Trust I 7.872% (1) (2)	300,000	315,355.53
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (1) (2)	250,000	261,870.44
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares (1) (2)	125,000	134,365.22
Other securities		1,815,311	3.03

Total preferred securities (cost: $5,826,718)		5,955,781	9.93

	Principal		Percent
	amount	Market	of net
Short-term securities - 2.00%	(000)	value	assets

Three Pillars Funding, LLC 5.28% due 2/1/2007 (2)	$700	699,897	1.17
Johnson & Johnson 5.18% due 3/6/2007 (2)	500	497,554.83

Total short-term securities (cost: $1,197,451)		1,197,451	2.00

Total investment securities (cost: $58,281,658)		58,854,308	98.09
Other assets less liabilities		1,148,396	1.91

Net assets		$60,002,704	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. In practice, restricted securities in this fund are typically as liquid as unrestricted securities. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $17,287,385, which represented 28.81% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Security did not produce income during the last 12 months.

See Notes to Financial Statements

Financial statements

unaudited

Statement of assets and liabilities
at January 31, 2007

	Growth and Income Portfolio	Bond Portfolio

Assets:
Investment securities at market (cost: $93,077,616 and $58,281,658, respectively)	$113,841,416	$58,854,308
Cash	95,983	15,344
Receivables for:
Sales of investments	579,847	399,232
Sales of fund's shares	63,092	10,711
Dividends and interest	114,426	764,001
Total assets	114,694,764	60,043,596

Liabilities:
Payables for:
Repurchases of fund's shares	27,290	-
Investment advisory services	43,312	23,274
Other	18,070	17,618
Total liabilities	88,672	40,892
Net assets at January 31, 2007	$114,606,092	$60,002,704

Net assets consist of:
Capital paid in on shares of beneficial interest	$92,715,910	$61,608,675
Undistributed (distributions in excess of) net investment income	385,241	(617,962)
Undistributed (accumulated) net realized gain (loss)	740,755	(1,561,009)
Net unrealized appreciation	20,764,186	573,000
Net assets at January 31, 2007	$114,606,092	$60,002,704

Shares of beneficial interest issued and outstanding - unlimited shares authorized
Shares outstanding	7,332,808	3,719,948
Net asset value per share	$15.63	$16.13

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2007

	Growth and Income Portfolio	Bond Portfolio

Investment income:
Income:
Dividends (net of non-U.S. taxes of $5,545 on Growth and Income Portfolio)	$830,588	$48,937
Interest	452,996	1,716,886
Total income	1,283,584	1,765,823

Fees and expenses:
Investment advisory services	274,408	153,614
Transfer agent services	264	226
Reports to shareholders	8,333	4,800
Registration statement and prospectus	13,094	9,425
Trustees' compensation	35,054	20,116
Trustees' travel expenses	11,861	6,773
Auditing	21,311	21,299
Legal	16,973	16,973
Custodian	774	606
Other	6,087	5,912
Total fees and expenses before waiver	388,159	239,744
Less waiver of fees and expenses:
Investment advisory services	27,441	15,361
Total fees and expenses after waiver	360,718	224,383
Net investment income	922,866	1,541,440

Net realized gain (loss) and unrealized
appreciation on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	2,486,855	(857,755)
Non-U.S. currency transactions	601	-
	2,487,456	(857,755)
Net unrealized appreciation on:
Investments	8,256,051	1,669,425
Non-U.S. currency translations	180	228
	8,256,231	1,669,653
Net realized gain (loss) and
unrealized appreciation on investments and non-U.S. currency	10,743,687	811,898
Net increase in net assets resulting from operations	$11,666,553	$2,353,338

See Notes to Financial Statements

Statements of changes in net assets

GROWTH AND INCOME PORTFOLIO
	Six months ended January 31, 2007*	Year ended July 31, 2006
Operations:
Net investment income	$922,866	$1,595,069
Net realized gain on investments and non-U.S. currency transactions	2,487,456	3,677,773
Net unrealized appreciation (depreciation) on investments and non-U.S. currency translations	8,256,231	(950,332)
Net increase in net assets resulting from operations	11,666,553	4,322,510

Dividends and distributions paid to shareholders:
Dividends from net investment income	(899,564)	(1,573,538)
Distributions from net realized gain on investments	(5,357,078)	(3,411,060)
Total dividends and distributions paid to shareholders	(6,256,642)	(4,984,598)

Capital share transactions	5,262,261	(1,714,131)

Total increase (decrease) in net assets	10,672,172	(2,376,219)

Net assets:
Beginning of period	103,933,920	106,310,139
End of period (including undistributed
net investment income: $385,241 and $361,939, respectively)	$114,606,092	$103,933,920

BOND PORTFOLIO
	Six months ended January 31, 2007*	Year ended July 31, 2006
Operations:
Net investment income	$1,541,440	$2,962,876
Net realized (loss) gain on investments and non-U.S. currency transactions	(857,755)	156,207
Net unrealized appreciation (depreciation) on investments and non-U.S. currency translations	1,669,653	(2,027,434)
Net increase in net assets resulting from operations	2,353,338	1,091,649

Dividends paid to shareholders from net investment income	(1,788,120)	(3,392,290)

Capital share transactions	(782,402)	(2,252,490)

Total decrease in net assets	(217,184)	(4,553,131)

Net assets:
Beginning of period	60,219,888	64,773,019
End of period (including distributions in excess of
net investment income: $(617,962) and $(371,282), respectively)	$60,002,704	$60,219,888

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
 unaudited

1.	Organization and significant accounting policies

Organization - Endowments (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio (the "funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the trust:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the trust's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Mortgage dollar rolls - Bond Portfolio may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; unrealized appreciation of certain investments in non-U.S. securities; net capital losses; and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Growth and Income Portfolio	Bond Portfolio
Undistributed ordinary income	$939,438		$450,671
Undistributed long-term capital gain	3,089,247		-
Capital loss carryforwards*:
Expiring 2011	-	$(197,714)
Expiring 2014	-	(345,751)	(543,465)
Post-October capital loss deferrals
(realized during the period November 1, 2005,
through July 31, 2006)†	-		(145,536)
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of January 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

	Growth and Income Portfolio	Bond Portfolio
Gross unrealized appreciation on investment securities	$21,921,271	$546,090
Gross unrealized depreciation on investment securities	(1,213,841)	(532,581)
Net unrealized appreciation on investment securities	20,707,430	13,509
Cost of investment securities	93,133,986	58,840,799

For the six months ended January 31, 2007, Growth and Income Portfolio made distributions from ordinary income in the amount of $1,456,144 and from long-term capital gains in the amount of $4,800,498. Bond Portfolio made distributions from ordinary income in the amount of $1,788,120.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the funds’ transfer agent, and American Funds Distributors,SM Inc. ("AFD"), the principal underwriter of the funds’ shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.50% on the first $150 million of each fund’s daily net assets and 0.40% on such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of each fund. Expenses related to interest, taxes, brokerage commissions, transaction costs and extraordinary items are not subject to these limitations. For the six months ended January 31, 2007, no such fee reductions were required, but CRMC is voluntarily waiving 10% of investment advisory services fees. During the six months ended January 31, 2007, total investment advisory services fees waived by CRMC were $27,441 and $15,361 for Growth and Income Portfolio and Bond Portfolio, respectively. As a result, the fees shown on the accompanying financial statements of $274,408 and $153,614, for Growth and Income Portfolio and Bond Portfolio, respectively, were both reduced to an annualized rate of 0.450% of average daily net assets

Transfer agent services - The funds have a transfer agent agreement with AFS. Under this agreement, the funds compensate AFS for transfer agent services including shareholder recordkeeping and communications.

Distribution services - The trust has a principal underwriting agreement with AFD. AFD does not receive compensation for any sales of the funds’ shares.

Affiliated officers and trustees - Officers and certain trustees of the trust are or may be considered to be affiliated with CRMC and AFS. No affiliated officers or trustees received any compensation directly from the funds.

5. Capital share transactions

Capital share transactions in the funds were as follows:

	Sales		Reinvestments of dividends and distributions		Repurchases		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2007
Growth and Income Portfolio	$3,910,204	248,794	$5,889,228	382,729	$(4,537,171)	(295,081)	$5,262,261	336,442
Bond Portfolio	3,008,419	185,948	1,523,451	94,703	(5,314,272)	(327,899)	(782,402)	(47,248)

Year ended July 31, 2006
Growth and Income Portfolio	$13,316,629	901,807	$4,649,782	317,885	$(19,680,542)	(1,336,012)	$(1,714,131)	(116,320)
Bond Portfolio	6,094,902	377,010	2,805,680	174,045	(11,153,072)	(680,419)	(2,252,490)	(129,364)

6. Investment transactions

Growth and Income Portfolio and Bond Portfolio made purchases of investment securities of $11,793,632 and $14,477,072 and sales of investment securities of $14,067,800 and $14,582,022, respectively, during the six months ended January 31, 2007. Short-term securities were excluded.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions	)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers	(3)	Ratio of net income to average net assets
Growth and Income Portfolio
Six months ended 1/31/2007	(4)	$14.86	$.13	$1.54	$1.67	$(.13)	$(.77)	$(.90)	$15.63	11.36%	$115.71%			(5)	.66%	(5)	1.68%	(5)
Year ended 7/31/2006		14.95	.23	.44	.67	(.23)	(.53)	(.76)	14.86	4.61	104.71				.66		1.56
Year ended 7/31/2005		14.10	.24	1.20	1.44	(.21)	(.38)	(.59)	14.95	10.33	106.69				.66		1.60
Year ended 7/31/2004		12.57	.20	1.53	1.73	(.20)	-	(.20)	14.10	13.81	90.64				.64		1.43
Year ended 7/31/2003		11.61	.22	.94	1.16	(.20)	-	(.20)	12.57	10.18	76.68				.68		1.88
Year ended 7/31/2002		13.11	.23	(1.33)	(1.10)	(.24)	(.16)	(.40)	11.61	(8.60)	63.66				.66		1.81

			Income from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions	)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers	(3)	Ratio of net income to average net assets
Bond Portfolio
Six months ended 1/31/2007	(4)	$15.99	$.41	$.21	$.62	$(.48)	$-	$(.48)	$16.13	3.91%	$60.78%			(5)	.73%	(5)	5.02%	(5)
Year ended 7/31/2006		16.62	.81	(.50)	.31	(.94)	-	(.94)	15.99	1.94	60.79				.74		5.00
Year ended 7/31/2005		16.72	.78	.05	.83	(.93)	-	(.93)	16.62	5.07	65.74				.71		4.61
Year ended 7/31/2004		16.57	.83	.22	1.05	(.90)	-	(.90)	16.72	6.37	59.70				.70		4.93
Year ended 7/31/2003		15.93	.89	.77	1.66	(1.02)	-	(1.02)	16.57	10.64	59.71				.71		5.38
Year ended 7/31/2002		16.56	.99	(.53)	.46	(1.09)	-	(1.09)	15.93	2.82	50.70				.70		6.07

	Six months ended January 31,	Year ended July 31
	2007(4)	2006	2005	2004	2003	2002

Growth and Income Portfolio	13%	25%	31%	32%	29%	50%
Bond Portfolio	25%	62%	51%	36%	25%	70%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(4) Unaudited.
(5) Annualized.

See Notes to Financial Statements

Expense example             unaudited

As a shareholder of the funds, you incur certain ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006, through January 31, 2007).

Actual expenses:

The first line for each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. Shareholders may be subject to fees charged by financial intermediaries. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line for each fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders may be subject to fees charged by financial intermediaries. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

	Beginning account value 8/1/2006	Ending account value 1/31/2007	Expenses paid during period*	Annualized expense ratio

Growth and Income Portfolio -- actual return	$1,000.00	$1,113.59	$3.52	.66%
Growth and Income Portfolio -- assumed 5% return	1,000.00	1,021.88	3.36	.66
Bond Portfolio -- actual return	1,000.00	1,039.09	3.75	.73
Bond Portfolio -- assumed 5% return	1,000.00	1,021.53	3.72	.73

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Result of meeting of shareholders held September 12, 2006

Shares outstanding on record date (July 18, 2006):
Endowments — Growth and Income Portfolio	7,000,730
Endowments — Bond Portfolio	3,757,192

Total shares voting on September 12, 2006:
Endowments — Growth and Income Portfolio	4,255,092	(60.8%)
Endowments — Bond Portfolio	2,076,613	(55.3%)

Proposal 1: Election of trustees

		Percent		Percent
		of shares	Votes	of shares
Trustee	Votes for	voting for	withheld	withheld

Endowments — Growth and Income Portfolio
Ronald P. Badie	4,255,092	100%	none	0%
Robert J. Denison	4,255,092	100%	none	0%
John E. Kobara	4,255,092	100%	none	0%
Steven D. Lavine	4,255,092	100%	none	0%
Patricia A. McBride	4,255,092	100%	none	0%
Gail L. Neale	4,255,092	100%	none	0%
Robert G. O’Donnell	4,255,092	100%	none	0%
Thomas E. Terry	4,255,092	100%	none	0%
Robert C. Ziebarth	4,255,092	100%	none	0%

Endowments — Bond Portfolio
Ronald P. Badie	2,076,613	100%	none	0%
Robert J. Denison	2,076,613	100%	none	0%
John E. Kobara	2,076,613	100%	none	0%
Steven D. Lavine	2,076,613	100%	none	0%
Patricia A. McBride	2,076,613	100%	none	0%
Gail L. Neale	2,076,613	100%	none	0%
Robert G. O’Donnell	2,076,613	100%	none	0%
Thomas E. Terry	2,076,613	100%	none	0%
Robert C. Ziebarth	2,076,613	100%	none	0%

[logo - Capital Research and ManagementSM]

Office of the trust
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
Institutional Investment Services/HOST
P.O. Box 25065
Santa Ana, CA 92799-5965

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

For more information about any of the American Funds, please ask your investment professional for a prospectus.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the Endowments website at americanfunds.com/endowments and on the SEC website.

A complete January 31, 2007, portfolio of Endowments’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Endowments files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Endowments, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2007, this report must be accompanied by an Endowments statistical update for the most recently completed calendar quarter. This update is available at americanfunds.com/endowments.

The Capital Group Companies

Capital International  Capital Guardian    Capital Research and Management  Capital Bank and Trust  American Funds

Lit. No. MFGESR-985-0307P

Litho in USA REG/PL/9141-S9559

© 2007 ENDOWMENTS

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - Capital Research and Management sm]

Endowments, Growth and Income PortfolioSM
Investment portfolio

January 31, 2007
unaudited

Common stocks — 84.37%	Shares	Market value

INFORMATION TECHNOLOGY — 18.11%
Microsoft Corp.	186,000	$5,739,960
Oracle Corp.[1]	147,000	2,522,520
Cisco Systems, Inc.[1]	68,000	1,808,120
Nokia Corp. (ADR)	78,000	1,723,800
Intel Corp.	80,000	1,676,800
International Business Machines Corp.	13,000	1,288,950
Motorola, Inc.	62,000	1,230,700
QUALCOMM Inc.	30,000	1,129,800
Texas Instruments Inc.	28,000	873,320
Analog Devices, Inc.	20,000	655,000
EMC Corp.[1]	45,000	629,550
Dell Inc.[1]	24,000	582,000
Linear Technology Corp.	15,000	464,250
Hewlett-Packard Co.	10,000	432,800
		20,757,570

CONSUMER STAPLES — 13.71%
Wal-Mart Stores, Inc.	73,000	3,481,370
Altria Group, Inc.	35,000	3,058,650
PepsiCo, Inc.	32,000	2,087,680
Walgreen Co.	30,000	1,359,000
Bunge Ltd.	14,000	1,077,300
L’Oréal SA2	10,000	1,054,984
Coca-Cola Co.	20,000	957,600
Avon Products, Inc.	26,500	911,335
Kraft Foods Inc., Class A	25,000	873,000
WD-40 Co.	26,000	856,180
		15,717,099

HEALTH CARE — 11.49%
Medtronic, Inc.	48,000	2,565,600
Eli Lilly and Co.	29,000	1,569,480
Roche Holding AG2	8,000	1,505,364
Pfizer Inc	52,000	1,364,480
Novo Nordisk A/S, Class B2	15,000	1,288,793
Merck & Co., Inc.	25,000	1,118,750
Bristol-Myers Squibb Co.	33,000	950,070
Johnson & Johnson	14,000	935,200
Becton, Dickinson and Co.	11,000	846,340
Sanofi-Aventis[2]	6,000	528,883
Amgen Inc.[1]	7,000	492,590
		13,165,550

FINANCIALS — 10.29%
Berkshire Hathaway Inc., Class A1	20	$2,201,000
Wells Fargo & Co.	60,000	2,155,200
Citigroup Inc.	20,000	1,102,600
Bank of America Corp.	20,000	1,051,600
American International Group, Inc.	15,000	1,026,750
Wachovia Corp.	15,000	847,500
Lincoln National Corp.	12,000	805,680
Fannie Mae	14,000	791,420
SunTrust Banks, Inc.	8,000	664,800
U.S. Bancorp	18,000	640,800
Marsh & McLennan Companies, Inc.	17,000	501,500
		11,788,850

CONSUMER DISCRETIONARY — 9.09%
Target Corp.	30,000	1,840,800
Lowe’s Companies, Inc.	54,000	1,820,340
Time Warner Inc.	80,000	1,749,600
Walt Disney Co.	30,000	1,055,100
Vivendi SA2	22,000	907,041
Home Depot, Inc.	22,000	896,280
Idearc Inc.[1]	26,000	842,920
Carnival Corp., units	13,000	670,280
Gannett Co., Inc.	11,000	639,540
		10,421,901

ENERGY — 9.08%
Exxon Mobil Corp.	48,000	3,556,800
Chevron Corp.	32,000	2,332,160
Royal Dutch Shell PLC, Class A (ADR)	33,000	2,252,250
Schlumberger Ltd.	20,000	1,269,800
ConocoPhillips	15,000	996,150
		10,407,160

INDUSTRIALS — 8.04%
General Electric Co.	53,000	1,910,650
Lockheed Martin Corp.	18,000	1,749,420
United Parcel Service, Inc., Class B	18,000	1,301,040
Caterpillar Inc.	20,000	1,281,400
Avery Dennison Corp.	15,000	1,025,400
Illinois Tool Works Inc.	14,000	713,860
Northrop Grumman Corp.	10,000	709,400
3M Co.	7,000	520,100
		9,211,270

MATERIALS — 2.66%
Air Products and Chemicals, Inc.	13,000	970,580
Dow Chemical Co.	20,000	830,800
Alcoa Inc.	20,000	646,000
International Paper Co.	18,000	606,600
		3,053,980

TELECOMMUNICATION SERVICES — 1.78%
Verizon Communications Inc.	25,000	963,000
Sprint Nextel Corp., Series 1	36,000	641,880
Vodafone Group PLC[2]	150,000	437,245
		2,042,125

MISCELLANEOUS — 0.12%
Other common stocks in initial period of acquisition		134,295

Total common stocks (cost: $75,919,326)		96,699,800

Convertible securities — 0.70%	Principal amount (000)

INFORMATION TECHNOLOGY — 0.70%
Lucent Technologies Inc. 8.00% convertible notes 2031	$800	804,000

Total convertible securities (cost: $819,630)		804,000

Short-term securities — 14.26%

Federal Home Loan Bank 5.13% due 3/23/2007	2,900	2,877,889
CAFCO, LLC 5.23% due 2/26/2007[3]	2,000	1,992,470
Colgate-Palmolive Co. 5.20% due 2/2/2007[3]	1,700	1,699,508
Three Pillars Funding, LLC 5.28% due 2/1/2007[3]	1,600	1,599,765
Johnson & Johnson 5.18% due 3/6/2007[3]	1,600	1,592,172
Procter & Gamble International Funding S.C.A. 5.23% due 2/8/2007[3]	1,500	1,498,254
Variable Funding Capital Corp. 5.255% due 2/16/2007[3]	1,100	1,097,430
Atlantic Industries 5.23% due 2/28/2007[3]	1,100	1,095,636
Emerson Electric Co. 5.21% due 2/6/2007[3]	1,000	999,130
Harley-Davidson Funding Corp. 5.25% due 2/14/2007[3]	1,000	997,953
Fannie Mae 5.145% due 3/14/2007	893	887,409

Total short-term securities (cost: $16,338,660)		16,337,616

Total investment securities (cost: $93,077,616)		113,841,416
Other assets less liabilities		764,676

Net assets		$114,606,092

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $5,722,310.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. In practice, restricted securities in this fund are typically as liquid as unrestricted securities. The total value of all such restricted securities was $12,572,318, which represented 10.97% of the net assets of the fund.

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

Endowments, Bond PortfolioSM
Investment portfolio

January 31, 2007
  unaudited

Bonds & notes — 86.16%	Principal amount (000)	Market value

CORPORATE BONDS & NOTES — 45.79%
Financials — 23.37%
Residential Capital Corp. 6.46% 2009[1]	$470	$474,173
Residential Capital Corp. 6.375% 2010	250	252,278
General Motors Acceptance Corp. 7.25% 2011	455	468,461
General Motors Acceptance Corp. 7.569% 2014[1]	250	263,287
Washington Mutual, Inc. 5.665% 2012[1]	650	652,134
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	400	394,658
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2]	300	304,914
Ford Motor Credit Co. 7.375% 2009	150	151,042
Ford Motor Credit Co. 7.875% 2010	650	660,025
AIG SunAmerica Global Financing VII 5.85% 2008[2]	125	125,802
American General Finance Corp., Series I, 5.40% 2015	250	246,679
ILFC E-Capital Trust II 6.25% 2065[1,2]	255	260,037
Hospitality Properties Trust 6.75% 2013	215	223,949
Hospitality Properties Trust 6.30% 2016	400	407,002
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027	345	357,849
JPMorgan Chase Capital XX, Series T, 6.55% 2066	175	179,397
Development Bank of Singapore Ltd. 7.875% 2009[2]	250	264,788
DBS Bank Ltd. 5.97% 2021[1,2]	250	257,258
Lincoln National Corp. 7.00% 2066[1]	485	513,804
TuranAlem Finance BV 8.50% 2015[2]	400	409,000
TuranAlem Finance BV 8.25% 2037[2]	100	102,413
Standard Chartered PLC 6.409% (undated)[2]	500	492,751
EOP Operating LP 4.65% 2010	200	197,248
EOP Operating LP 8.10% 2010	125	136,161
EOP Operating LP 6.75% 2012	125	133,220
PRICOA Global Funding I 4.20% 2010[2]	250	241,224
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	150	186,438
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	375	379,940
Simon Property Group, LP 4.875% 2010	125	123,185
Simon Property Group, LP 5.60% 2011	250	251,538
CIT Group Inc. 3.65% 2007	125	123,372
CIT Group Inc. 6.10% 2067[1]	250	249,812
Resona Bank, Ltd. 5.85% (undated)[1,2]	375	365,161
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	100	100,497
Abbey National PLC 6.70% (undated)[1]	250	253,353
Banco Santander-Chile 5.375% 2014[2]	300	293,989
CNA Financial Corp. 6.50% 2016	250	259,283
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	245,435
Berkshire Hathaway Finance Corp. 4.125% 2010	250	242,629
PNC Funding Corp., Series I, 6.517% (undated)[1,2]	200	205,470
UniCredito Italiano SpA 5.584% 2017[1,2]	200	200,120
MBNA Global Capital Funding, Series B, 6.171% 2027[1]	200	199,770
AXA SA 6.379% (undated)[1,2]	200	196,297
SLM Corp., Series A, 4.50% 2010	200	194,766
Kimco Realty Corp., Series C, 4.82% 2014	200	189,827
Downey Financial Corp. 6.50% 2014	150	149,710
Sumitomo Mitsui Banking Corp. 6.078% (undated)[1,2]	150	149,149
Nationwide Mutual Insurance Co. 7.875% 2033[2]	125	148,157
First Industrial, LP 6.875% 2012	125	130,352
Household Finance Corp. 6.375% 2011	125	130,215
Rouse Co. 7.20% 2012	125	129,625
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	125	128,850
United Dominion Realty Trust, Inc. 6.50% 2009	125	128,133
Financial Security Assurance Holdings Ltd. 6.40% 2066[1,2]	125	125,652
Allstate Financial Global Funding LLC 5.25% 2007[2]	125	125,000
ORIX Corp. 5.48% 2011	125	124,324
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	125	120,479
		14,020,082

Consumer discretionary — 4.95%
DaimlerChrysler North America Holding Corp. 8.00% 2010	600	641,750
Tele-Communications, Inc. 9.80% 2012	215	253,064
Comcast Corp. 6.50% 2017	150	157,278
MDC Holdings, Inc. 5.50% 2013	150	143,536
MDC Holdings, Inc. 5.375% 2014	250	233,681
Federated Retail Holdings, Inc. 5.90% 2016	300	299,416
D.R. Horton, Inc. 5.25% 2015	300	282,273
Ryland Group, Inc. 5.375% 2012	250	240,344
AOL Time Warner Inc. 7.625% 2031	125	140,524
Seminole Tribe of Florida 5.798% 2013[2,3]	135	132,469
Hyatt Equities, LLC 6.875% 2007[2]	125	125,413
Viacom Inc. 6.875% 2036	125	124,904
Royal Caribbean Cruises Ltd. 7.25% 2016	100	103,052
Toll Brothers, Inc. 5.15% 2015	100	92,326
		2,970,030

Industrials — 4.49%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]	385	396,309
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	186	203,779
Hutchison Whampoa International Ltd. 7.00% 2011[2]	250	263,589
Hutchison Whampoa International Ltd. 6.50% 2013[2]	150	156,367
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	200	202,625
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	143	145,322
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	332	346,552
Northwest Airlines Trust, Series 2, Class A, 9.25% 2014	120	125,898
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]	150	151,640
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	262	268,231
General Electric Capital Corp., Series A, 6.00% 2012	125	128,911
USG Corp. 6.30% 2016[2]	125	125,212
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[3]	121	114,694
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	67	65,820
		2,694,949

Telecommunication services — 4.37%
SBC Communications Inc. 6.25% 2011	250	257,788
AT&T Wireless Services, Inc. 7.875% 2011	100	108,770
AT&T Wireless Services, Inc. 8.125% 2012	500	560,350
SBC Communications Inc. 5.625% 2016	150	149,729
BellSouth Corp. 6.55% 2034	100	102,307
Nextel Communications, Inc., Series E, 6.875% 2013	500	507,491
Nextel Communications, Inc., Series D, 7.375% 2015	150	153,874
France Télécom 7.75% 2011[1]	250	271,557
Embarq Corp. 6.738% 2013	250	256,629
Deutsche Telekom International Finance BV 8.25% 2030[1]	125	153,174
Telecom Italia Capital SA 7.20% 2036	100	102,475
		2,624,144

Utilities — 3.75%
FPL Energy American Wind, LLC 6.639% 2023[2,3]	248	255,362
FPL Energy National Wind, LLC 5.608% 2024[2,3]	226	222,301
Midwest Generation, LLC, Series B, 8.56% 2016[3]	83	91,880
Homer City Funding LLC 8.734% 2026[3]	293	338,337
Reliant Energy Resources Corp. 7.75% 2011	250	268,737
AES Ironwood, LLC 8.857% 2025[3]	228	255,247
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	216,748
Constellation Energy Group, Inc. 6.125% 2009	200	203,554
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	150	152,770
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	125	125,000
PSEG Power LLC 3.75% 2009	125	120,716
		2,250,652

Materials — 1.60%
Norske Skogindustrier ASA 7.625% 2011[2]	500	527,553
Alcoa Inc. 5.55% 2017	300	298,741
Stora Enso Oyj 7.25% 2036[2]	100	104,358
International Paper Co. 5.85% 2012	31	31,357
		962,009

Energy — 1.39%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	300	299,310
Energy Transfer Partners, LP 5.65% 2012	180	179,789
Energy Transfer Partners, LP 6.625% 2036	100	102,896
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	154	150,324
Qatar Petroleum 5.579% 2011[2,3]	100	99,980
		832,299

Health care — 0.78%
Cardinal Health, Inc. 6.75% 2011	250	261,010
Cardinal Health, Inc. 4.00% 2015	100	88,171
Amgen Inc. 4.00% 2009	125	121,031
		470,212

Information technology — 0.63%
Cisco Systems, Inc. 5.25% 2011	250	250,038
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	125	125,162
		375,200

Consumer staples — 0.46%
Tyson Foods, Inc. 6.85% 2016[1]	150	153,032
CVS Corp. 6.036% 2028[2,3]	125	123,104
		276,136

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[3]— 25.26%
Freddie Mac 8.75% 2008	1	1,414
Freddie Mac 4.00% 2015	176	165,763
Freddie Mac 5.00% 2035	234	224,897
Freddie Mac 5.00% 2035	118	113,537
Freddie Mac 5.50% 2035	115	113,222
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	122	88,941
Freddie Mac, Series 3257, Class PA, 5.50% 2036	249	246,863
Freddie Mac 6.00% 2036	585	587,290
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	500	531,479
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	258,124
Fannie Mae 6.00% 2021	24	24,198
Fannie Mae, Series 2001-4, Class GA, 10.264% 2025[1]	36	39,330
Fannie Mae 7.00% 2026	21	21,573
Fannie Mae 7.00% 2031	9	9,658
Fannie Mae 7.50% 2031	8	8,032
Fannie Mae, Series 2001-20, Class C, 12.049% 2031[1]	34	38,195
Fannie Mae 5.50% 2036	433	426,135
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	23	23,697
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	607	589,817
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	230	226,103
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	182	181,001
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2]	320	323,373
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	200	198,978
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	300	298,738
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	500	495,517
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	250	242,884
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	208	203,363
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.883% 2035[1]	183	183,146
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	189	188,761
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	133	132,174
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	343	347,357
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	197	207,097
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	230	220,701
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.313% 2034[1]	319	312,267
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	200	195,130
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	325	322,006
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.197% 2030[1]	250	256,683
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.197% 2030[1]	250	256,450
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	250	245,081
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	250	244,762
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	243,522
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	125	122,979
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	107	107,930
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[1]	55	54,187
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.845% 2037[1]	236	233,685
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[1]	176	176,466
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.647% 2036[1]	465	462,343
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	379	383,080
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	281	305,129
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	259,324
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	250	253,439
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	250	249,220
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	250	248,945
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	250	245,593
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	243,409
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	235	234,523
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.02% 2035[1]	201	201,488
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	200	199,150
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.672% 2035[1]	196	195,088
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.874% 2036[1]	185	183,519
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	150	149,437
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	2	2,289
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	132	134,700
Residential Accredit Loans, Inc., Series 2003-QS14, Class A-1, 5.00% 2018	140	136,022
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	125	132,886
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	131,143
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	125	127,056
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	125	123,659
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[1]	115	116,288
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	108	106,961
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.58% 2035[1]	106	106,243
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	96	96,181
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	83	83,183
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.686% 2034[1]	79	76,808
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[1]	64	63,963
Government National Mortgage Assn. 8.50% 2008	3	3,414
Government National Mortgage Assn. 10.00% 2020	45	50,499
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[1,2]	42	42,305
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.97% 2033[1]	39	38,684
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	37	37,484
		15,155,961

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 13.07%
U.S. Treasury 4.50% 2011	750	739,627
U.S. Treasury 4.25% 2013	2,950	2,858,727
U.S. Treasury 12.50% 2014	1,200	1,415,808
U.S. Treasury 11.25% 2015	800	1,138,624
U.S. Treasury 4.50% 2036	1,275	1,191,921
Fannie Mae 5.25% 2007	500	499,820
		7,844,527

MUNICIPALS — 1.63%

State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	325	362,667
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	260	278,190
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	168	167,078
State of North Carolina, Eastern Municipal Power Agency., Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	125	121,331
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	50	50,089
		979,355

NON-U.S. GOVERNMENT BONDS & NOTES — 0.41%
Israeli Government 7.50% 2014	ILS935	245,520

Total bonds & notes (cost: $51,257,489)		51,701,076

Preferred securities — 9.93%	Shares	Market value

FINANCIALS — 9.93%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	375,000	$380,995
BNP Paribas 5.186% noncumulative[1,2]	300,000	287,121
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	150,000	166,840
Fannie Mae, Series O, 7.00%[1,2]	15,000	804,375
Banco Santander Central Hispano, SA 6.80%[2,4]	10,000	256,000
Banco Santander Central Hispano, SA 6.50%[2,4]	10,000	252,188
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[1]	450,000	453,099
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	400,000	448,354
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	360,000	379,908
Deutsche Bank Capital Funding Trust I 7.872%[1,2]	300,000	315,355
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	10,000	281,250
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	250,000	275,352
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	10,000	264,400
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	250,000	261,870
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,2]	250,000	253,672
Wachovia Capital Trust III 5.80%[1]	250,000	251,951
Freddie Mac, 5.57%[4]	10,000	249,688
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	250,000	238,998
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	125,000	134,365

Total preferred securities (cost: $5,826,718)		5,955,781

Short-term securities — 2.00%	Principal amount (000)

Three Pillars Funding, LLC 5.28% due 2/1/2007[2]	$700	699,897
Johnson & Johnson 5.18% due 3/6/2007[2]	500	497,554

Total short-term securities (cost: $1,197,451)		1,197,451

Total investment securities (cost: $58,281,658)		58,854,308
Other assets less liabilities		1,148,396

Net assets		$60,002,704

1 Coupon rate may change periodically.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. In practice, restricted securities in this fund are typically as liquid as unrestricted securities. The total value of all such restricted securities was $17,287,385, which represented 28.81% of the net assets of the fund.
3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4 Security did not produce income during the last 12 months.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-985-0307-S6907

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a committee on governance comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the committee on governance of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee on governance.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: April 10, 2007

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: April 10, 2007